UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund: BlackRock Build America Bond Trust (BBN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Build America Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 2.2%
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, 4.84%, 1/01/41	$25,000	$23,817,750

California — 24.7%
Alameda County Joint Powers Authority, RB, Build America Bonds, Recovery, Series Z, 7.05%, 12/01/44 (a)	11,000	11,064,350
Bay Area Toll Authority, RB, Build America Bonds:
Series S-1, 6.79%, 4/01/30	1,000	1,057,620
Series S-3, 6.91%, 10/01/50 (a)	14,000	14,165,200
California State Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34	9,015	9,632,437
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	5,975	5,894,517
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42	10,000	10,717,500
Los Angeles Department of Water & Power, RB, Build America Bonds, 6.17%, 7/01/40	40,000	39,812,400
Los Angeles Unified School District California, GO, Build America Bonds, 6.76%, 7/01/34	13,000	14,235,650
Palomar Community College District, GO, Build America Bonds, 7.19%, 8/01/45 (a)	7,500	7,506,075
Rancho Water District Financing Authority, RB, Build America Bonds, 6.34%, 8/01/40 (a)	20,000	19,883,600
Riverside Community College District, GO, Build America Bonds, Series EL, 7.02%, 8/01/40 (a)	11,000	11,091,740
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Series SU, 6.63%, 7/01/40	29,500	29,933,650
San Francisco City & County Public Utilities Commission, RB, Build America Bonds, Series D, 6.00%, 11/01/40	21,255	21,538,967
State of California, GO:
Build America Bonds, 7.63%, 3/01/40	8,950	9,444,756
Build America Bonds Virginia, 7.55%, 4/01/39	9,035	9,471,029
University of California, RB, Build America Bonds:
5.95%, 5/15/45	24,000	23,388,480

Municipal Bonds	Par (000)	Value

California (concluded)
University of California, RB, Build America Bonds (concluded):
6.30%, 5/15/50	$25,000	$24,139,500

		262,977,471

Colorado — 1.8%
City of Colorado Springs Colorado, RB, Build America Bonds, Direct Payment, 5.74%, 11/15/50	20,000	19,120,600

District of Columbia — 2.4%
Metropolitan Washington Airports Authority, RB, Build America Bonds, Series D, 8.00%, 10/01/47	10,750	10,990,800
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	14,850,450

		25,841,250

Florida — 4.5%
City of Sunrise Florida, RB, Build America Bonds, Series B, 5.91%, 10/01/35	25,000	24,319,500
County of Pasco Florida, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,584,150
Florida Governmental Utility Authority, Refunding RB, Build America Bonds, Series B, 6.55%, 10/01/40	20,000	19,863,600
Town of Davie Florida, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,628,200

		48,395,450

Georgia — 4.1%
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds:
6.66%, 4/01/57	25,665	26,165,467
Series PL, 6.64%, 4/01/57	7,314	7,540,515
Series PL, 7.06%, 4/01/57	10,000	9,490,800

		43,196,782

Hawaii — 3.0%
University of Hawaii, RB, Build America Bonds, 6.03%, 10/01/40	32,000	32,007,680

Illinois — 13.4%
Chicago Board of Education, GO, Build America Bonds:
6.52%, 12/01/40 (a)	25,000	24,384,000
Series SE, 6.14%, 12/01/39	3,000	2,951,070

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
EDA	Economic Development Authority
GO	General Obligation Bonds
ISD	Independent School District
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	$13,375	$12,871,030
Series A, 6.90%, 12/01/40	4,075	4,242,767
Series B, 6.90%, 12/01/40	4,900	5,101,733
City of Chicago Illinois, GO, Build America Bonds, Recovery, Series Z, 6.26%, 1/01/40	19,000	18,623,610
City of Chicago Illinois, RB, Build America Bonds, 6.85%, 1/01/38	1,500	1,546,635
City of Chicago Illinois, Refunding RB, Build America Bonds, 6.90%, 1/01/40 (a)	36,000	36,587,520
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	3,425	3,553,472
Illinois Municipal Electric Agency, RB, Build America Bonds, 6.83%, 2/01/35	5,000	5,446,250
State of Illinois, GO, Build America Bonds, 7.35%, 7/01/35	26,995	27,676,084

		142,984,171

Indiana — 2.0%
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, 5.59%, 1/01/42	22,290	21,566,244

Iowa — 1.1%
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series A, 6.50%, 6/01/23	11,985	11,166,784

Kentucky — 0.9%
Kentucky State Property & Building Commission, RB, Build America Bonds, Series C, 5.92%, 11/01/30 (a)	10,000	9,994,100

Louisiana — 0.9%
East Baton Rouge Sewerage Commission, RB, Build America Bonds, 6.09%, 2/01/45	3,270	3,315,093
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Build America Bonds (AGM), 6.27%, 11/01/40	6,000	5,888,640

		9,203,733

Michigan — 0.9%
Detroit City School District, GO, Build America Bonds (Q-SBLF), 6.85%, 5/01/40	10,000	10,051,900

Minnesota — 0.7%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, 5.93%, 1/01/43	8,000	7,841,600

Nebraska — 0.8%
Nebraska Public Power District, RB, Build America Bonds, 5.42%, 1/01/43	8,190	7,945,774

Municipal Bonds	Par (000)	Value

New Jersey — 9.5%
New Jersey EDA, RB, Build America Bonds, Series CC-1, 6.43%, 12/15/35	$21,500	$22,511,145
New Jersey State Housing & Mortgage Finance Agency, RB, Series C (AGM), 6.65%, 11/01/44	20,250	20,125,665
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	8,628,690
Series C, 6.10%, 12/15/28	50,000	49,854,500

		101,120,000

New York — 10.8%
City of New York New York, GO, Build America Bonds, 5.82%, 10/01/31	20,000	19,860,200
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	2,220	2,371,560
7.34%, 11/15/39	3,000	3,620,160
Series TR, 6.69%, 11/15/40	13,000	13,441,480
New York City Municipal Water Finance Authority, RB, Build America Bonds:
5.79%, 6/15/41	25,000	24,796,000
6.12%, 6/15/42	2,445	2,496,296
New York City Transitional Finance Authority, RB, Build America Bonds:
5.57%, 11/01/38 (a)	19,000	19,112,860
Series FU, 6.27%, 8/01/39	14,795	15,099,629
New York State Dormitory Authority, RB, Build America Bonds, 5.39%, 3/15/40	15,000	14,629,800

		115,427,985

Ohio — 6.5%
American Municipal Power-Ohio Inc., RB, Build America Bonds, 5.94%, 2/15/47	10,000	9,784,800
County of Hamilton Ohio, RB, Build America Bonds, Series GT, 6.50%, 12/01/34	10,000	10,663,000
Franklin County Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42	20,625	21,245,193
Mariemont City School District, GO, Build America Bonds, 6.55%, 12/01/47	10,055	10,188,229
Princeton City School District, GO, Refunding, Build America Bonds, Series SC:
6.09%, 12/01/40	9,290	9,317,127
6.39%, 12/01/47	8,225	8,237,091

		69,435,440

Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, Series M, 6.44%, 1/01/45	3,500	3,623,375

Pennsylvania — 0.4%
Pennsylvania Turnpike Commission, RB, Build America Bonds, Series B, 5.56%, 12/01/49	4,000	3,776,800

2	BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee — 3.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds, Series A2, 7.43%, 7/01/43	$30,910	$34,068,693

Texas — 8.4%
Bexar County Hospital District, GO, Build America Bonds, 5.41%, 2/15/40	21,775	21,038,134
City of San Antonio, RB, Build America Bonds, 6.31%, 2/01 /37	35,000	35,210,000
Cypress-Fairbanks ISD, GO, Build America Bonds, Direct Payment, 6.63%, 2/15/38	10,000	10,763,500
Dallas Area Rapid Transit, RB, Build America Bonds, 5.02%, 12/01/48	10,000	9,633,500
North Texas Municipal Water District, RB, Build America Bonds, 6.01%, 9/01/40 (a)	13,000	12,962,950

		89,608,084

Utah — 3.5%
County of Utah, RB, Build America Bonds, Recovery, Series Z, 7.13%, 12/01/39	11,800	12,569,714
Utah Transit Authority, RB, Build America Bonds, Series SU, 5.71%, 6/15/40	26,000	25,115,740

		37,685,454

Washington — 0.6%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	5,890	6,277,915

West Virginia — 0.7%
Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	9,415	7,344,171

Total Municipal Bonds – 107.3%		1,144,479,206

Municipal Bonds Transferred to Tender Option Bond Trusts (b)

Illinois — 2.6%
County of Cook Illinois, GO, Build America Bonds, 6.23%, 11/15/34	27,000	27,503,820

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 2.6%		27,503,820

Total Long-Term Investments (Cost – $1,191,841,637) – 109.9%		1,171,983,026

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.01% (c)(d)	101,092,774	101,092,774

Total Short-Term Securities (Cost – $101,092,774) – 9.5%		101,092,774

	Value

Total Investments (Cost – $1,292,934,411*) – 119.4%		$1,273,075,800
Liabilities in Excess of Other Assets – (18.2)%		(193,701,118)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (1.2)%		(13,500,444)

Net Assets – 100.0%		$1,065,874,238

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,279,434,411

Gross unrealized appreciation	$2,562,086
Gross unrealized depreciation	(22,420,697)

Net unrealized depreciation	$(19,858,611)

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Barclays Capital Inc.	$11,064,350	$64,350
Citigroup Global Markets	$14,165,200	$165,200
George K Baum Co.	$36,587,520	$587,520
Morgan Stanley Co., Inc.	$29,106,960	$106,960
Merrill Lynch	$19,883,600	$(116,400)
Morgan Keegan & Co., Inc.	$12,962,950	$(37,050)
Piper Jaffray	$11,091,740	$91,740
RBC Capital Markets	$7,506,075	$6,075
Siebert, Branford, Shank & Co.	$24,384,000	$(616,000)

(b)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at October 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	101,092,774	101,092,774	$186,573

(d)	Represents the current yield as of report date.

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2010	3

Schedule of Investments (concluded)	BlackRock Build America Bond Trust (BBN)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s prospectus.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$1,171,983,026	—	$1,171,983,026
Short-Term Securities	$101,092,774	—	—	101,092,774

Total	$101,092,774	$1,171,983,026	—	$1,273,075,800

[1]	See above Schedule of Investments for values in each state or political subdivision.

4	BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Build America Bond Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Build America Bond Trust

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Build America Bond Trust

Date: December 22, 2010